LEASES - Future Minimum Lease Payments for Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015		$ 514
2016		144
2017		55
2018		0
2019		0
Thereafter		0
Total minimum lease payments		713
Less: amount representing interest		(68)
Present value of net minimum lease payments		645
Less: current maturities of capital lease obligations	(395)	(460)	(485)
Long-term capital lease obligations	$ 148	$ 185	$ 618